Cover	12 Months Ended
Jun. 30, 2025
Cover [Abstract]
Document Type	F-1
Amendment Flag	false
Entity Registrant Name	AUSTRALIAN OILSEEDS HOLDINGS LIMITED
Entity Central Index Key	0001959994
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	126 – 142 Cowcumbla Street, Cootamundra
Entity Address, Address Line Two	Site 2: 52 Fuller Drive Cootamundra
Entity Address, City or Town	PO Box 263 Cootamundra
Entity Address, Country	AU
Entity Address, Postal Zip Code	2590
City Area Code	+02
Local Phone Number	6942 4347
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false